Insurance Contract Liabilities - Schedule of Insurance Expenses Incurred (parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance Contract Liabilities [Abstract]
Percentage of insurance margin applied by third party	24.00%	17.00%	18.00%